UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: June 30, 1999

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings
                                     entries.

Institutional Investmtne Manager Filing this Report:

Name:    OrbiMed Advisers Inc.
Address: 757 Third Avenue, 6th Floor
         New York, NY 10010

Form 13F File Number: 28-6776

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Samuel D. Isaly
Title: President
Phone: (212) 739-6400

Signature, Place, and Date of Signing:

/s/ Samuel D. Isaly              New York, NY                 August 13, 1999
---------------------       ----------------------         ---------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           1

Form 13F Information Table Entry Total:     40

Form 13F Information Table Value Total:  $287,315
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file nember(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

2         28-6774                       OrbiMed Advisors LLC

                           FORM 13F INFORMATION TABLE

Quarter Ended June 30, 1999

Manager Key:   (1) OrbiMed Advisers Inc.
               (2) OrbiMed Advisors LLC


     COLUMN 1             COLUMN 2  COLUMN 3      COLUMN 4      COLUMN 5        COLUMN 6         COLUMN 7         COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Investment Discretion             Voting Authority (Shares)
------------------------------------------------------------------------------------------------------------------------------------
                          Title of   CUSIP         Market        SHRS     Sole  Shared  Shared    Other      Sole   Shared   None
  Name of Issuer           Class     Number        Value                       Defined   Other   Managers
                                                  (x$1000)
------------------------------------------------------------------------------------------------------------------------------------


Abgenix, Inc              COM       00339B107     6,358,470     319,923     X                     1          319,923
Abgenix, Inc              COM       00339B107     5,696,473     286,615     X                     2          286,615
Alexion Pharmaceuticals,  COM       015351109     2,396,250     270,000     X                     1          270,000
Inc.
Alexion Pharmaceuticals,  COM       015351109     4,264,437     480,500     X                     2          480,500
Inc.
Aquila                    COM       03839f107       849,875     523,000     X                     2          523,000
Biopharmaceuticals
Aronex                    COM       042666206     2,595,937     585,000     X                     2          585,000
Aviron                    COM       053762100     3,593,750     125,000     X                     1          125,000
Aviron                    COM       053762100     9,616,875     334,500     X                     2          334,500
Bio-Technology General    COM       090578105     2,600,000     400,000     X                     1          400,000
Bio-Technology General    COM       090578105     3,575,000     550,000     X                     2          550,000
CV Therapeutics           COM       126667104     2,472,250     449,500     X                     2          449,500
Centocor Inc.             COM       152342101    10,490,625     225,000     X                     1          225,000
Centocor Inc.             COM       152342101    21,913,750     470,000     X                     2          470,000
Eli Lilly & Company       COM       532457108     7,878,750     110,000     X                     1          110,000
Eli Lilly & Company       COM       532457108    11,639,062     162,500     X                     2          162,500
Enzon Inc.                COM       293904108     2,937,625     142,000     X                     2          142,000
Genzyme Corp. General     COM       372917104     7,275,000     150,000     X                     1          150,000
Division
Genzyme Corp. General     COM       372917104    15,277,500     315,000     X                     2          315,000
Division
Gilead Sciences Inc.      COM       375558103     8,020,375     153,500     X                     1          153,500
Gilead Sciences Inc.      COM       375558103    12,670,625   2,425,000     X                     2        2,425,000
Hyseq Inc.                COM       449163302     1,236,609     356,500     X                     2          356,500
Incyte Pharmaceuticals    COM       45337c102     2,908,125     110,000     X                     1          110,000
Inc.
Incyte Pharmaceuticals    COM       45337c102     6,345,000     240,000     X                     2          240,000
Inc.
Merck, Inc.               COM       589331107     5,521,875      75,000     X                     1           75,000
Merck, Inc.               COM       589331107    12,258,562     166,500     X                     2          166,500
Monsanto                  COM       611662107     7,912,500     200,000     X                     1          200,000
Monsanto                  COM       611662107    16,181,062     409,000     X                     2          409,000
Pharmacia and Upjohn      COM       716941109     6,817,500     120,000     X                     1          120,000
Inc.
Pharmacia and Upjohn      COM       716941109    16,589,250     292,000     X                     2          292,000
Inc.
Pharmacopeia Inc.         COM       71713B104     3,037,500     270,000     X                     1          270,000
Pharmacopeia Inc.         COM       71713B104     3,196,125     284,100     X                     2          284,100
Premier Research          COM       740568100     1,498,125     235,000     X                     1          235,000
Worldwide
SangStat Medical Corp.    COM       801003104     4,485,000     260,000     X                     1          260,000
SangStat Medical Corp.    COM       801003104     7,935,000     460,000     X                     2          460,000
Titan Pharmaceutical      COM       888314101     2,592,187     525,000     X                     2          525,000
Triangle Pharmaceutical   COM       89589H104     3,600,000     200,000     X                     1          200,000
Triangle Pharmaceutical   COM       89589H104     2,448,000     136,000     X                     2          136,000
Vertex Pharmaceuticals    COM       92532F100     5,428,125     225,000     X                     1          225,000
Inc.
Vertex Pharmaceuticals    COM       92532F100     6,996,250     290,000     X                     2          290,000
Inc.
Warner-Lambert Co.        COM       934488107     9,774,049     141,269     X                     1          141,269
Warner-Lambert Co.        COM       934488107    18,431,550     266,400     X                     2          266,400
Total                                             287315023    13738807                                     13738807
